Inventories	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Inventories
15.	Inventories

	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	US$’000
Raw materials	1,243,955	1,500,034	211,717
Work in progress	30,038	35,688	5,037
Finished goods	1,243,871	1,288,415	181,848

Total inventories at the lower of cost and net realizable value	2,517,864	2,824,137	398,602

	31.12.2017	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	RMB’000	US$’000
Inventories recognized as an expense in cost of sales	11,021,960	11,471,988	13,167,181	1,858,433
Inclusive of the following charge/(credit):
- Inventories written down	17,492	25,194	31,810	4,490
- Reversal of write-down of inventories	(37,393)	(33,662)	(14,788)	(2,087)

The reversal of write-down of inventory was made when the related inventories were sold above their carrying value.